NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Numerator:
Numerator for basic net earnings per share - Net income from continuing operations	$ 1,146	$ 971	$ 2,612	$ 1,778	$ 6,320
Numerator for diluted net earnings per share - Net income from continuing operations	$ 1,146	$ 971	$ 2,612	$ 1,778	$ 6,320
Denominator:
Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	7,689	5,556	7,201	5,556	5,558
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	8,030	5,556	7,542	5,556	5,697
Basic net earnings per share from continuing operations	$ 0.15	$ 0.17	$ 0.36	$ 0.32	$ 1.14
Diluted net earnings per share from continuing operations	$ 0.14	$ 0.17	$ 0.35	$ 0.32	$ 1.10